Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Borrowings
Summary of Borrowings

	31 December	31 December
Long-term borrowings	2023	2022
Unsecured bank loans	25,494,990	25,793,259
Secured bank loans	3,950,491	3,775,341
Lease liabilities	1,655,783	3,595,270
Debt securities issued	26,845,384	28,021,429
	57,946,648	61,185,299

Short-term borrowings
Unsecured bank loans	19,569,422	21,207,113
Secured bank loans	773,762	1,393,368
Lease liabilities	771,805	1,438,923
Debt securities issued	5,022,572	3,512,682
	26,137,561	27,552,086

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2023			31 December 2022
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2024-2028	Euribor+2.0%-Euribor+4.0%	25,815,920	2023-2028	Euribor+2.0%-Euribor+2.3%	22,530,691
Unsecured Bank Loans	TL	Fixed	2024-2025	11.5%-58.9%	11,942,103	2023	12.4%-38.0%	12,822,981
Unsecured Bank Loans	USD	Floating	2024-2028	Sofr 2.2%	4,483,145	2023-2026	Libor+1.7%-Libor+2.2%	6,561,767
Unsecured Bank Loans	UAH	Fixed	-	-	-	2023-2024	10.0%-21.0%	2,354,892
Unsecured Bank Loans	CNY	Fixed	2024-2028	5.2%-5.5%	2,261,585	2023-2028	3.7%-5.5%	2,446,988
Unsecured Bank Loans	EUR	Fixed	2024	6.0%	345,431	-	-	-
Unsecured Bank Loans	USD	Fixed	2024-2026	2.6%	200,371	2023-2026	2.6%	283,053
Unsecured Bank Loans	BYR	Fixed	2024	14.0%	15,857	-	-	-
Secured bank loans	USD	Fixed	2024-2033	1.5%-3.8%	3,872,474	2023-2032	1.5%-3.8%	3,491,611
Secured bank loans	USD	Floating	2024-2028	Sofr+0.6% & Libor+1.6%	851,779	2023-2028	Libor+0.6% - Libor+1.6%	1,075,688
Secured bank loans	UAH	Fixed	-	-	-	2023	16.4%-19.5%	601,410
Debt securities issued	USD	Fixed	2024-2028	5.8%	28,430,710	2023-2028	5.8%	29,680,889
Debt securities issued	TL	Fixed	2024	29.5%-45.0%	3,437,246	2023	20.3%-25.5%	1,853,222
Lease liabilities	TL	Fixed	2024-2057	9.8%-45.0%	1,569,795	2023-2048	9.8%-45.0%	1,989,791
Lease liabilities	UAH	Fixed	-	-	-	2023-2071	7.6%-47.7%	1,892,521
Lease liabilities	EUR	Fixed	2024-2034	1.0%-11.0%	407,907	2023-2034	1.0%-10.3%	510,252
Lease liabilities	BYN	Fixed	2024-2037	10.8%-20.0%	415,560	2023-2037	11.5%-20.0%	509,575
Lease liabilities	USD	Fixed	2024-2052	3.9%-11.6%	34,326	2023-2052	3.9%-11.5%	132,054

					84,084,209			88,737,385